Variable Interest Entities - Narrative (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)	Apr. 16, 2019
Variable Interest Entity [Line Items]
Interest expense | $	$ 77,096	$ 70,657
Net cash received (payments) in financing activities | $	$ (87,731)	252,142
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	8
Sale and leaseback term	10 years
Interest expense | $	$ 51,400	40,200
Net cash received (payments) in financing activities | $	$ (150,100)	$ 810,600
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	4
Variable Interest Entity, Primary Beneficiary | CMBL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
Variable Interest Entity, Primary Beneficiary | CSSC
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
FLNG | Gimi MS
Variable Interest Entity [Line Items]
Ownership percentage			30.00%